Label	Element	Value
GROWTH PORTFOLIO
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Growth Portfolio
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The first and second paragraphs of the sections of each Summary Prospectus titled "Principal Investment Strategies" and each Prospectus titled "Fund Summary—Growth Portfolio—Principal Investment Strategies" will be deleted in their entirety and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth securities. Growth securities are defined as: securities included in one or more growth style indices or securities with certain growth metrics that exceed the median of one or more broader equity market indices. Additionally, growth securities consist of digital currency ETFs and treasury companies (public companies that invest in digital currencies), venture stage private companies, and companies that the adviser believes have strong growth prospects with sustainable competitive advantages. This policy may be changed without shareholder approval; however, you would be notified upon 60 days' notice in writing of any changes.

The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in companies it believes have strong name recognition and sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward. The Adviser typically focuses a significant portion of the Fund's investments in a limited number of issuers, which may be in the same industry, sector or geographic region.

Please retain this supplement for future reference.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermDfnSmryTextBlock	Growth securities are defined as: securities included in one or more growth style indices or securities with certain growth metrics that exceed the median of one or more broader equity market indices. Additionally, growth securities consist of digital currency ETFs and treasury companies (public companies that invest in digital currencies), venture stage private companies, and companies that the adviser believes have strong growth prospects with sustainable competitive advantages.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	fnd_NmRule35d1TermSlctnCritSmryTextBlock	The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in companies it believes have strong name recognition and sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward. The Adviser typically focuses a significant portion of the Fund's investments in a limited number of issuers, which may be in the same industry, sector or geographic region.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	fnd_NmRule35d1EightyPctInvstmntPlcyTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in growth securities.
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

Summary Prospectus and
Prospectus Supplement

October 1, 2026

Morgan Stanley Institutional Fund, Inc.

Supplement dated October 1, 2026 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectuses and Prospectuses dated April 30, 2026

Growth Portfolio (the "Fund")

Important Notice Regarding Change in Investment Policy

At a meeting held on September 29-30, 2026, the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Board") approved certain changes to the Fund's principal investment strategies, including the adoption of a new non-fundamental investment policy with regard to the investment of at least 80% of the Fund's net assets (plus any borrowings for investment purposes), to be effective on December 1, 2026 (the "Effective Date").

Accordingly, on the Effective Date, each Summary Prospectus and each Prospectus will be amended as follows: